Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments at fair value	$ 430,366,677	$ 396,223,870
Receivables
Employer contributions	1,808,336	1,713,684
Participant contributions	133,659	394,333
Notes receivable from participants	6,008,222	5,130,303
Total Receivables	7,950,217	7,238,320
Liabilities:
Accrued expenses	0	150
Total Liabilities	0	150
Net Assets available for benefits	438,316,894	403,462,040
Mutual Funds
Investments, at fair value:
Total investments at fair value	235,648,053	218,290,469
Berkshire Hathaway Stock Fund
Investments, at fair value:
Total investments at fair value	42,798,738	43,040,571
Common Collective Trust Funds
Investments, at fair value:
Total investments at fair value	$ 151,919,886	$ 134,892,830